Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	CAPSTONE SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2016
Prospectus Date	rr_ProspectusDate	Aug. 29, 2016